Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		¥ 153,185		¥ 2,279,154
Accumulated Amortization		(71,347)		(2,181,536)
Accumulated Impairment Amount		(80,889)		(85,064)
Net Carrying Amount		949	$ 131	12,554
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		12,789		12,247
Accumulated Amortization		(3,635)		(3,566)
Accumulated Impairment Amount		(8,921)		(8,667)
Net Carrying Amount		233		14
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,481		1,481
Accumulated Amortization		(765)		(641)
Accumulated Impairment Amount		0		0
Net Carrying Amount		716		840
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,848		2,848
Accumulated Amortization		(748)		(748)
Accumulated Impairment Amount		(2,100)		(2,100)
Net Carrying Amount		0		0
Broadcasting license
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		86,667		86,667
Accumulated Amortization		(47,977)		(47,977)
Accumulated Impairment Amount		(38,690)		(38,690)
Net Carrying Amount		0		0
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		39,500		502,270
Accumulated Amortization		(14,562)		(475,937)
Accumulated Impairment Amount		(24,938)		(17,033)
Net Carrying Amount		0		9,300
Brand
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]			184,470
Accumulated Amortization	[1]			(172,110)
Accumulated Impairment Amount	[1]			(12,360)
Net Carrying Amount	[1]			0
Strategic Business Resources
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[2]			1,456,331
Accumulated Amortization	[2]			(1,456,331)
Accumulated Impairment Amount	[2]			0
Net Carrying Amount	[2]			0
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		9,900		32,840
Accumulated Amortization		(3,660)		(24,226)
Accumulated Impairment Amount		(6,240)		(6,214)
Net Carrying Amount		¥ 0		¥ 2,400

[1]	Brand was acquired through the Group’s acquisitions with Aimei and Meiliworks (Note 1(a)).
[2]	Strategic business resources were acquired through a business cooperation agreement the Company entered into with Tencent in July 2018. Pursuant to the agreement, Tencent offered the Company traffic support through Tencent’s online platform and provided the Company certain intellectual property resources to promote and advertise the Company’s products and brands.